EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	$ 33,647	$ 31,994
Net additions (disposals)	4,700	(9,772)
Acquisitions through business combinations		12,752
Equity accounted investments	895
Investment Accounted for Using Equity Method, Share of comprehensive income	2,815	1,606
Distributions received		(1,903)
Investment Accounted For Using Equity Method, Distribution Received	1,300
Foreign exchange	(35)	(1,030)
Balance, end of year	40,698	33,647
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	22,949
Net additions (disposals)	(1,932)
Acquisitions through business combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	1,986
Distributions received	(810)
Foreign exchange	121
Balance, end of year	22,314	22,949
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	7,636
Net additions (disposals)	1,067
Acquisitions through business combinations	48
Investment Accounted for Using Equity Method, Share of comprehensive income	537
Distributions received	(166)
Foreign exchange	(150)
Balance, end of year	8,972	7,636
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	1,943
Net additions (disposals)	(150)
Acquisitions through business combinations	847
Investment Accounted for Using Equity Method, Share of comprehensive income	97
Distributions received	(122)
Foreign exchange	(19)
Balance, end of year	2,596	1,943
Renewable Power and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	1,119
Net additions (disposals)	440
Acquisitions through business combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	169
Distributions received	(157)
Foreign exchange	14
Balance, end of year	1,585	1,119
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	0
Net additions (disposals)	5,251
Acquisitions through business combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	26
Distributions received	(45)
Foreign exchange	(1)
Balance, end of year	$ 5,231	$ 0